Transactions and balances with related parties (Tables)	12 Months Ended
Dec. 31, 2024
Related party [Abstract]
Disclosure of transactions between related parties
The following table details the general and administrative expense of the annual salary plus short-term benefits as well as the Long-term incentive plan and Equity plus that are reflected in the general and administrative expense of the Entity:

	December 31, 2024	December 31, 2023	December 31, 2022

Employee annual salary plus employee benefits	$6,973,526	$7,128,489	$6,217,721
Share-based compensation expense (Note 21.3)	8,982,488	8,001,831	6,650,487

	$15,956,014	$15,130,320	$12,868,208

Number of key executives	25	23	21